Leases (Lessor, future minimum payments receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 205.3
2014	200.0
2015	167.7
2016	115.9
2017	83.4
Thereafter	200.7
Total	$ 973.0